Notes Related to the Consolidated Statement of Income (Loss) - Summary of Number of Outstanding Instruments (Detail)	6 Months Ended
Jun. 30, 2019 EUR (€) € / shares shares
Warrants with a ratio of 1 option = 10 shares [member]
Disclosure of Fair Value of Equity Instruments Granted [line items]
Number of options, beginning balance	40,804
Number of options, exercisable, beginning balance	40,804
Number of options, granted during the year	0
Number of options, forfeited during the year	0
Number of options, exercised during the year	0
Number of options, ending balance	40,804
Number of options, exercisable, ending balance	40,804
Weighted-average exercise price, beginning balance | €	€ 97.34
Weighted-average exercise price, exercisable, beginning balance | €	97.34
Weighted-average exercise price, granted during the year | €	0
Weighted-average exercise price, forfeited during the year | €	0
Weighted-average exercise price, exercised during the year | €	0
Weighted-average exercise price, ending balance | €	97.34
Weighted-average exercise price, exercisable, ending balance | €	€ 97.34
Stock options and warrants with a ratio of 1 option = 1 share [member]
Disclosure of Fair Value of Equity Instruments Granted [line items]
Number of outstanding stock options and warrants, beginning balance | shares	340,063
Number of outstanding stock options and warrants, exercisable, beginning balance | shares	88,999
Number of outstanding stock options and warrants granted | shares	140,928
Number of share options and warrants forfeited | shares	(24,195)
Number of share options and warrants exercised | shares	0
Number of oustanding share options and warrants ending balance | shares	456,796
Number of outstanding stock options and warrants, exercisable, ending balance | shares	129,066
Weighted-average exercise price, at December 31, 2018 | € / shares	€ 19.87
Weighted-average exercise price, exercisable, beginning balance | € / shares	19.88
Weighted-average exercise price, granted during the year | € / shares	6.91
Weighted-average exercise price, forfeited during the year | € / shares	9.24
Weighted-average exercise price, exercised during the year | € / shares	0
Weighted-average exercise price, at June 30, 2019 | € / shares	16.25
Weighted-average exercise price, exercisable, ending balance | € / shares	€ 22.02